Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	[1]
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	61,750,898	58,376,985	53,835,000	[1]
Ordinary shares, shares outstanding	61,750,898	58,376,985	53,835,000	[1]

[1]	Retroactively restated for the reverse recapitalization as described in Note 4.